Supplemental Cash Flow Information - Additional Information (Detail) $ in Millions			6 Months Ended
	Jun. 27, 2014 USD ($) Vessel	Feb. 28, 2014 USD ($)	Jun. 30, 2015 Vessel	Jun. 30, 2014 USD ($)	Feb. 01, 2014 USD ($)
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Advances to joint venture partner					$ 14.4
Algeciras Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel		$ 30.1
Algeciras Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt		$ 30.1
Newbuildings [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Fair value of service obligation	$ 33.3
Newbuildings [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Long-term receivable included in other assets				$ 20.3
Number of vessels | Vessel	4		4